Borrowings and debt (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings	$ 886,384	$ 423,011
Total long-term debt	614,505	720,044
Total long-term borrowings and debt	1,500,889	1,143,055
Less: Prepaid commission	(3,547)	(4,211)
Total long-term borrowings and debt, net	1,497,342	1,138,844
Average outstanding balance during the year	1,244,619	1,477,788
Maximum outstanding balance at any month - end	1,500,889	2,010,078
US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	1,203,101	753,981
Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	143,661	206,750
Japanese Yen [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	72,670	98,711
Euros Member [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	60,315	60,178
Australian Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt	21,142	23,435
Fixed interest rate [member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings	63,367	44,011
Total long-term debt	$ 503,229	$ 532,305
Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Euros Member [Member]
Disclosure of long-term borrowings [Line Items]
Debt interest rate	3.75%	3.75%
Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Australian Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Debt interest rate	3.33%	3.33%
Floating interest rate [member]
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings	$ 823,017	$ 379,000
Total long-term debt	$ 111,276	$ 187,739
Bottom of range [member] | Fixed interest rate [member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate		1.35%
Bottom of range [member] | Fixed interest rate [member] | Japanese Yen [Member]
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.46%	0.46%
Bottom of range [member] | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	2.25%
Bottom of range [member] | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	5.25%	4.89%
Bottom of range [member] | Floating interest rate [member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	3.26%	2.61%
Bottom of range [member] | Floating interest rate [member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	9.19%	7.99%
Weighted Average [Member] | Long-term borrowings [member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate		3.60%
Weighted Average [Member] | Long Term Borrowings And Debt [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	4.35%
Weighted Average [Member] | During the Year [Member] | Long-term borrowings [member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate		3.43%
Weighted Average [Member] | During the Year [Member] | Long Term Borrowings And Debt [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	4.09%
Top of range [member] | Fixed interest rate [member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	3.25%	3.25%
Top of range [member] | Fixed interest rate [member] | Japanese Yen [Member]
Disclosure of long-term borrowings [Line Items]
Debt interest rate		0.81%
Top of range [member] | Fixed interest rate [member] | Long Term Borrowings And Debt [Member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowings, interest rate	9.09%	9.09%
Top of range [member] | Floating interest rate [member] | US Dollar [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	4.46%	3.01%
Top of range [member] | Floating interest rate [member] | Mexican Peso [Member]
Disclosure of long-term borrowings [Line Items]
Borrowing and debt interest rate	9.71%	8.00%